Benefit Plans - Summary of Benefit Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Benefit Plans
2020	$ 516
2021	639
2022	412
2023	329
2024	339
2025-2029	3,055
Total	$ 5,290